5. PRIRO YEAR RESTATEMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Feb. 08, 2011
Total current assets	$ 2,824,273	$ 617,147
Equity method investment	2,098,334	588,453
Total assets	11,146,724	2,938,628
Accumulated deficit	(12,776,688)	(763,677)
Total stockholders equity	5,127,824	888,553
As Reported
Deferred costs		199,496
Total current assets		704,815
Equity method investment		607,653
Total assets		3,045,496
Accumulated deficit		587,142
Total stockholders equity		995,121
As Restated
Deferred costs		111,828
Total current assets		617,147
Equity method investment		588,453
Total assets		2,938,628
Accumulated deficit		694,010
Total stockholders equity		$ 888,553